Income taxes - Tax Effects of Temporary Differences and Carry-forwards to Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Operating loss carry-forwards	$ 125,978	$ 83,331
Accrued expenses	223
Total deferred tax assets before valuation allowances	126,201	83,331
Valuation allowance	(4,363)	(1,827)
Total deferred tax assets	121,838	81,504
Deferred tax liabilities:
Flight equipment	(119,001)	(73,166)
Deposits on flight equipment	(847)	(759)
Accrued maintenance liabilities		(279)
Total deferred tax liabilities	(119,848)	(74,204)
Net deferred tax assets/(liabilities)	$ 1,990	$ 7,300